Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (165,655)	$ (105,225)	$ (234,862)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,698		8
Changes in operating assets and liabilities:
Accounts payable	4,731	14,819	7,774
Accounts receivable	(38,074)	(10,108)	(24,174)
Amount due from related companies	(155,015)	(77,606)	(116,021)
Other Receivables, Prepayments and deposits	(5,365)	(384)	(4,873)
Other payables and accrued liabilities	(19,978)	62,593	80,971
Deferred Income	47,717	44,536	83,130
Cash (used in)/generated from operating activities	(322,941)	(71,375)	(208,047)
Taxation paid
Net cash (used in)/generated from operating activities	(322,941)	(71,375)	(208,047)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Plant and Equipment	(165,873)	(4,070)	(7,212)
Investment	(53)
Net cash used in investing activities	(165,926)	(4,070)	(7,212)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of share capital	771,250	437,490	567,990	10
Advances from directors	29	1,499	1,499
Interest paid
Net cash provided by financing activities	771,279	438,989	569,489	10
Effect of exchange rate changes on cash and cash equivalent	(19,984)	(16,786)	6,566
Net increase in cash and cash equivalents	262,428	346,759	360,796	10
Cash and cash equivalents, beginning of year	360,806	10	10
CASH AND CASH EQUIVALENTS, END OF YEAR	623,234	346,769	360,806	10
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid